Investment Accounted for Using the Equity Method (Details Narrative) - CAD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 10, 2023	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Proportion of ownership interest in associate	14.00%
Net gain from dilution on investments			$ 0	$ 2,927	$ 0
Coinsquare [Member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Proportion of ownership interest in associate	34.00%			34.00%	39.00%
Shares received	89,429
Shares exchanged	12,518,473
Net gain from dilution on investments		$ 2,927
Estimated recoverable amount of investments value				$ 24,989
WonderFi Transaction [Member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Shares received	1,353,770
Shares exchanged	86,962,640
Maximum [member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Increase in percentage of ownership interest			20.00%